UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31,  2015

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
	August 31, 2015
	Shares	Fair Value
Common Stock - 94.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.0%(1)
United States - 0.0%(1)
Kinder Morgan, Inc.	2	$65

Oil and Gas Production - 94.5%(1)
Canada - 7.1%(1)
ARC Resources LTD.	334,600	5,030,699
Cenovus Energy Inc.	153,200	2,216,804
Penn West Petroleum Ltd.	6,400	4,928
Suncor Energy Inc.(2)(3)	347,800	9,821,872
The Netherlands - 2.5%(1)
Royal Dutch Shell plc (ADR)	114,500	6,059,340
United Kingdom - 1.3%(1)
BP p.l.c. (ADR)	96,400	3,233,256
United States - 83.6%(1)
Anadarko Petroleum Corporation(2)(3)	325,300	23,284,974
Antero Resources Corporation(2)(3)(4)	146,610	3,788,402
Cabot Oil & Gas Corporation(2)(3)	205,100	4,854,717
Carrizo Oil & Gas, Inc.(2)(3)(4)	197,100	7,180,353
Cimarex Energy Co.(2)(3)	82,473	9,114,091
Concho Resources Inc.(2)(3)(4)	107,243	11,599,403
ConocoPhillips(3)	33,954	1,668,839
Continental Resources, Inc.(2)(3)(4)	57,300	1,839,330
Devon Energy Corporation(2)(3)	200,300	8,544,798
Diamondback Energy, Inc.(2)(3)(4)	63,400	4,329,586
Energen Corporation(2)(3)	76,700	3,988,400
EOG Resources, Inc.(2)(3)	363,300	28,450,023
EP Energy Corporation(2)(4)	142,700	1,011,743
EQT Corporation(2)(3)	260,106	20,241,449
Hess Corporation(2)(3)	32,793	1,949,544
Laredo Petroleum, Inc.(2)(3)(4)	194,540	1,982,363
Marathon Oil Corporation(2)(3)	211,500	3,656,835
Newfield Exploration Company(2)(3)(4)	261,588	8,713,496
Noble Energy, Inc.(2)(3)	205,000	6,849,050
Occidental Petroleum Corporation(2)(3)	186,100	13,587,161
Pioneer Natural Resources Company(2)(3)	186,215	22,915,618
Range Resources Corporation(2)(3)	197,400	7,623,588
RSP Permian, Inc.(2)(3)(4)	110,556	2,646,711
Whiting Petroleum Corporation(2)(3)(4)	115,227	2,227,338
		228,414,711

Total Common Stock (Cost $293,715,939)		228,414,776

Master Limited Partnerships and Related Companies - 31.7%(1)
Crude/Refined Product Pipelines - 19.7%(1)
United States - 19.7%(1)
Buckeye Partners, L.P.	49,673	3,497,973
Enbridge Energy Management, L.L.C.(5)	470,861	13,254,735
Magellan Midstream Partners, L.P.	92,000	6,492,440
MPLX LP	99,026	4,913,670
Phillips 66 Partners LP	53,277	3,324,485
Plains All American Pipeline, L.P.	226,890	8,181,653
Rose Rock Midstream, L.P.	32,489	1,009,433
Shell Midstream Partners, L.P.	51,895	2,053,485
Tesoro Logistics LP	70,281	3,711,540
Valero Energy Partners LP	26,106	1,353,074
		47,792,488
Natural Gas/Natural Gas Liquids Pipelines - 7.0%(1)
United States - 7.0%(1)
Columbia Pipeline Partners LP	35,719	708,308
Energy Transfer Partners, L.P.	152,945	7,515,717
Enterprise Products Partners L.P.	229,988	6,464,963
EQT GP Holdings, LP	8,439	274,436
EQT Midstream Partners, LP	24,303	1,890,773
		16,854,197
Natural Gas Gathering/Processing - 5.0%(1)
United States - 5.0%(1)
Antero Midstream Partners LP	38,218	885,129
DCP Midstream Partners, LP	74,813	2,109,727
EnLink Midstream Partners, LP	86,700	1,528,521
Targa Resources Partners LP	113,412	3,423,908
Western Gas Partners, LP	6,100	358,863
Williams Partners L.P.	93,954	3,744,067
		12,050,215

Total Master Limited Partnerships and Related Companies (Cost $71,661,811)		76,696,900

Preferred Convertible - 0.7%(1)
Oil and Gas Production - 0.7%(1)
United States - 0.7%(1)
Anadarko Petroleum Corporation, 7.500%, 06/07/2018 (Cost $1,818,310)	36,900	1,684,485
Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.13%(6) (Cost $61,654)	61,654	61,654

Total Investments - 126.9%(1) (Cost $367,257,714)		306,857,815
Total Value of Options Written (Premiums received $1,978,367) - (1.2)%(1)		(2,920,662)
Credit Facility Borrowings - (25.6)%(1)		(61,900,000)
Other Assets and Liabilities - (0.1)%(1)		(316,499)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$241,720,654

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3) All or a portion of the security represents cover for outstanding call option contracts written.
(4) Non-income producing security.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of August 31, 2015.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2015

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2015	$80.00	3,253	$(227,710)
Antero Resources Corporation	September 2015	30.00	1,466	(43,980)
Cabot Oil & Gas Corporation	September 2015	27.50	2,051	(49,224)
Carrizo Oil & Gas, Inc.	September 2015	39.00	1,971	(173,048)
Cimarex Energy Co.	September 2015	120.00	824	(98,880)
Concho Resources Inc.	September 2015	120.00	1,072	(101,840)
ConocoPhillips	September 2015	55.00	339	(5,763)
Continental Resources, Inc.	September 2015	37.00	573	(20,055)
Devon Energy Corporation	September 2015	50.00	1,194	(10,746)
Diamondback Energy, Inc.	September 2015	75.00	634	(60,230)
Energen Corporation	September 2015	55.00	767	(88,205)
EOG Resources, Inc.	September 2015	87.50	3,633	(156,219)
EQT Corporation	September 2015	82.50	2,380	(221,594)
Hess Corporation	September 2015	62.50	327	(31,392)
Laredo Petroleum, Inc.	September 2015	11.00	1,945	(136,150)
Marathon Oil Corporation	September 2015	17.00	2,115	(262,260)
Newfield Exploration Company	September 2015	37.00	2,615	(91,525)
Noble Energy, Inc.	September 2015	40.00	2,050	(25,625)
Occidental Petroleum Corporation	September 2015	77.50	1,861	(96,772)
Pioneer Natural Resources Company	September 2015	140.00	1,862	(186,200)
Range Resources Corporation	September 2015	40.00	1,974	(375,060)
RSP Permian, Inc.	September 2015	25.00	1,105	(88,400)
Suncor Energy Inc.	September 2015	29.00	3,478	(180,856)
Whiting Petroleum Corporation	September 2015	20.00	1,152	(188,928)

Total Value of Call Options Written (Premiums received $1,978,367)				$(2,920,662)

Various inputs are used in determining the fair value of the Company’s investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2015.  These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$228,414,776	$-	$-	$228,414,776
Master Limited Partnerships and Related Companies(a)	76,696,900	-	-	76,696,900
Preferred Convertible(a)	1,684,485	-	-	1,684,485
Short-Term Investment(b)	61,654	-	-	61,654
Total Assets	$306,857,815	$-	$-	$306,857,815
Liabilities
Written Call Options	$2,920,662	$-	$-	$2,920,662

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company did not hold any Level 3 securities during the period ended August 31, 2015.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the Company during the period ended August 31, 2015.

Valuation Techniques

In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  The Company primarily owns securities that are listed on a securities exchange or over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date.  If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. These securities are categorized as Level 1 in the fair value hierarchy as further described below.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using certain fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's liquidity and fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Exchange-traded options are valued at the last reported sale price on any exchange on which they trade.  If no sales are reported on any exchange on the measurement date, exchange-traded options are valued at the mean between the highest bid and last lowest asked prices obtained as of the closing of the exchanges on which the option is traded.  The value of Flexible Exchange Options (FLEX Options) are determined (i) by an evaluated price as determined by a third-party valuation service; or (ii) by using a quotation provided by a broker-dealer.

The Company generally values debt securities at evaluated bid prices obtained from an independent third-party valuation service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security.  Debt securities with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

As of August 31, 2015, the aggregate cost of securities for federal income tax purposes was $356,241,197.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $21,330,667, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $70,714,049 and the net unrealized depreciation was $49,383,382.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: October 23, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: October 23, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: October 23, 2015	By:	/s/ Brent Behrens
Brent Behrens
Principal Financial Officer and Treasurer